American Century International Bond Fund | GLOBAL BOND FUND

American Century International Bond Funds, Inc. Prospectus Supplement Global Bond Fund
Supplement dated August 1, 2018 ■ Prospectus dated March 1, 2018

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century International Bond Fund - GLOBAL BOND FUND		INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	T CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS	G CLASS
Management Fees (as a percentage of Assets)	[1]	0.83%	0.73%	0.63%	0.83%	0.83%	0.83%	0.83%	0.63%	0.58%	0.58%
Distribution and Service (12b-1) Fees		none	none	none	0.25%	0.25%	1.00%	0.50%	none	none	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.84%	0.74%	0.64%	1.09%	1.09%	1.84%	1.34%	0.64%	0.59%	0.59%
Fee Waiver or Reimbursement		none	none	none	none	none	none	none	none	none	(0.58%)	[2]
Net Expenses (as a percentage of Assets)		0.84%	0.74%	0.64%	1.09%	1.09%	1.84%	1.34%	0.64%	0.59%	0.01%
[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2018.
[2]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

Expense Example - American Century International Bond Fund - GLOBAL BOND FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	86	269	467	1,037
I CLASS	76	237	412	919
Y CLASS	66	205	357	799
A CLASS	556	782	1,024	1,719
T CLASS	359	588	836	1,545
C CLASS	187	580	996	2,156
R CLASS	137	425	735	1,612
R5 CLASS	66	205	357	799
R6 CLASS	60	189	330	738
G CLASS	1	3	6	13